Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 29, 2024 USD ($)	Aug. 16, 2023 USD ($) [1]	Mar. 06, 2023 USD ($) [2]
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

After considering these factors, the committee approved the following grant date value of 2024 equity awards in February 2024, as compared to the grant date value of 2023 equity awards:

	Grant Date Fair Value of Target 2023 LTI Awards
NEO	Annual Award(1)	Promotion and Recognition Awards(2)	Grant Date Fair Value of Target 2024 Annual LTI Award	Percentage Change of Target 2024 LTI Awards From All 2023 Annual LTI Awards at Target, each at Time of Grant
Ivan Tornos	$4,025,183	$3,447,401	$11,750,148	57%
Suketu Upadhyay	$3,375,111	$5,000,017	$4,000,072	(52)%
Mark Bezjak	$1,200,000	$—	$1,850,170	54%
Sang Yi	$1,750,247	$250,026	$1,750,095	(13)%
Wilfred van Zuilen	$1,600,169	$—	$1,800,130	12%

(1) Reflects only the grant date fair value of equity awards approved by the committee at its March 6, 2023 meeting.

(2) Reflects the grant date fair value of the equity awards approved by the committee at its August 16, 2023 meeting in connection with the special transitional, promotional and recognition grants for certain NEOs, as previously disclosed.

Ivan Tornos
Awards Close in Time to MNPI Disclosures
Name		Ivan Tornos
Fair Value as of Grant Date		$ 11,750,148	$ 3,447,401	$ 4,025,183
Underlying Security Market Price Change		57
Suketu Upadhyay
Awards Close in Time to MNPI Disclosures
Name		Suketu Upadhyay
Fair Value as of Grant Date		$ 4,000,072	5,000,017	3,375,111
Underlying Security Market Price Change		(52)
Mark Bezjak
Awards Close in Time to MNPI Disclosures
Name		Mark Bezjak
Fair Value as of Grant Date		$ 1,850,170	0	1,200,000
Underlying Security Market Price Change		54
Sang Yi
Awards Close in Time to MNPI Disclosures
Name		Sang Yi
Fair Value as of Grant Date		$ 1,750,095	250,026	1,750,247
Underlying Security Market Price Change		(13)
Wilfred van Zuilen
Awards Close in Time to MNPI Disclosures
Name		Wilfred van Zuilen
Fair Value as of Grant Date		$ 1,800,130	$ 0	$ 1,600,169
Underlying Security Market Price Change		12

[1]	Reflects the grant date fair value of the equity awards approved by the committee at its August 16, 2023 meeting in connection with the special transitional, promotional and recognition grants for certain NEOs, as previously disclosed.
[2]	Reflects only the grant date fair value of equity awards approved by the committee at its March 6, 2023 meeting.